SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Year ended December 31,
	2022		2021		2020
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	675,986	$7.99	1,134,256	$7.68	1,453,741	$7.59
Granted	-	$-	-	$-	-	$-
Forfeited	(139,494)	$16.08	(30,861)	$16.78	(28,657)	$17.47
Exercised	(48,653)	$5.01	(427,409)	$6.54	(290,828)	$6.25

Outstanding at end of year	487,839	$5.96	675,986	$7.99	1,134,256	$7.68

Exercisable at end of year	487,839	$5.96	660,986	$8.04	1,065,498	$7.83

Vested and expected to vest	487,839	$5.96	675,584	$7.99	1,132,007	$7.68

Schedule of Stock Options Outstanding

Exercise price	Shares upon exercise of options outstanding as of December 31, 2022	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2022
		Years

$15.2-17.07	4,500	1.12	4,500
$10.0 -14.68	52,750	0.78	52,750
$5.01-9.7	73,563	2.28	73,563
$0.1-4.95	357,026	1.23	357,026

	487,839		487,839

Summary of Restricted Stock Unit Activity
	Year ended December 31,
	2022		2021
	Number of shares upon exercise	Weighted average share price	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	1,937,908	$12.92	1,763,017	$8.63
Granted	1,473,400	$5.22	1,149,500	$16.26
Vested	(829,910)	$15.82	(681,433)	$15.82
Forfeited	(325,778)	$5.78	(293,176)	$16.39

Unvested at end of year	2,255,620	$8.52	1,937,908	$12.92